12. DERIVATIVE LIABILITY - WARRANTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Broker Warrants
Implied starting stock price	$ 0.40	$ 0.42
Volatility	50.00%	55.00%
Drift		0.75%
Drift, minimum	0.64%
Drift, maximum	0.71%
Exercise price	$ 0.50	$ 0.50
Minimum exercise price	$ 0.01	$ 0.01
Warrant shares	93,000	77,500
Event date
January 31, 2015
		2014-09-30
Maturity
December 5, 2016- February 5, 2017
		2016-12-05
Shares outstanding	33,182,100	34,268,736
Investor Warrants
Implied starting stock price	$ 0.40	$ 0.42
Volatility	50.00%	55.00%
Drift		0.75%
Drift, minimum	0.64%
Drift, maximum	0.84%
Exercise price	$ 0.75	$ 0.75
Minimum exercise price	$ 0.01	$ 0.01
Warrant shares	5,853,530	3,098,736
Event date
January 31, 2015
		2014-09-30
Maturity
December 5, 2016 - May 20, 2017
		2016-12-05
Shares outstanding	33,182,100	34,268,736